Share capital - Loss per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Net loss	$ (64.5)	$ (66.8)
Basic weighted average number of shares outstanding (in shares)	684.0	681.9
Stock options, deferred share units, performance share units (in shares)	0.0	0.0
Diluted weighted average number of shares outstanding (in shares)	684.0	681.9
Basic (in dollars per share)	$ (0.09)	$ (0.10)
Diluted (in dollars per share)	$ (0.09)	$ (0.10)